Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares , par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares , shares authorized	5,000,000,000	5,000,000,000
Ordinary shares , shares issued	438,336,843	69,763,933
Ordinary shares , shares outstanding	437,170,960	68,598,050